Transactions with related parties (Tables) - Minera Yanacocha SRL and subsidiary [Member]	12 Months Ended
Dec. 31, 2017
Disclosure Of Related Parties [Line Items]
Disclosure of detailed information about the transactions with its related parties [text Block]
(a)	The main transactions carried out by the Company with its related parties in the years 2017, 2016, and 2015 were:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Royalties paid:
S.M.R.L. Chaupiloma Dos de Cajamarca, note 15 and 1(a)	20,739	24,339	32,414

Services rendered by:
Newmont Peru S.R.L. (management services)	8,985	10,420	24,644
Newmont USA Limited	5,607	6,438	9,076

Disclosure of information about outstanding balances with related party transactions [text Block]
(b)	As a result of the transactions indicated in the paragraph (a), the Company had the following accounts receivable and payable from/to associates:

	2017	2016
	US$(000)	US$(000)

Balance receivable from related parties, note 6
Newmont USA Limited	1,523	389
Suriname Gold Company LLC	567	281
NVL, USA Limited, Delaware	79	-
Newmont Peru S.R.L.	10	15
Newmont Technologies Limited	5	120
Others	1	10
	2,185	815

Balance payable for related parties, note 11
S.M.R Chaupiloma Dos de Cajamarca	5,144	5,846
Newmont USA Limited.	2,548	1,403
Newmont Peru S.R.L.	1,263	742
Newmont Technologies Limited.	960	1,007
Newmont International Service Limited.	42	26
Others	5	28
	9,962	9,052